ETFMG Prime Mobile Payments ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 98.1%
Australia - 0.9%
IT Services - 0.9% (d)
EML Payments, Ltd. (a)		6,594,505	$5,598,786.00

Bermuda - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
PAX Global Technology, Ltd.		8,547,178	6,655,357

Brazil - 1.1%
IT Services - 1.1% (d)
Cielo SA		8,867,396	6,370,828

Canada - 1.1%
IT Services - 1.1% (d)
Nuvei Corp. (a)(f)		187,658	6,782,046

Cayman Islands - 4.8%
IT Services - 4.8% (d)
Dlocal, Ltd. - ADR (a)(b)		355,078	9,320,798
Pagseguro Digital, Ltd. - Class A (a)		552,067	5,653,166
StoneCo, Ltd. - Class A (a)(b)		757,704	5,834,321
Yeahka, Ltd. (a)		2,856,317	8,081,031
Total IT Services			28,889,316

Cyprus - 0.0%
IT Services - 0.0%
QIWI PLC - ADR (b)(g)		235,051	–

France - 1.8%
IT Services - 1.8% (d)
Worldline SA (a)(f)		282,714	10,482,081

Italy - 1.7%
IT Services - 1.7% (d)
Nexi SpA (a)(f)		1,237,262	10,248,280

Japan - 4.7%
Consumer Finance - 1.1%
Jaccs Co, Ltd.		264,809	6,548,011
IT Services - 2.4% (d)
GMO Financial Gate, Inc.		67,662	6,153,811
GMO Payment Gateway, Inc.		115,318	8,116,796
Total IT Services			14,270,607
Software - 1.2%
Intelligent Wave, Inc.		1,241,857	7,184,977
Total Japan			28,003,595

Netherlands - 4.4%
IT Services - 4.4% (d)
Adyen NV (a)(f)		18,184	26,449,732

Puerto Rico - 1.2%
IT Services - 1.2% (d)
EVERTEC, Inc.		200,134	7,380,942

Republic of Korea - 1.9%
IT Services - 1.9% (d)
Danal Co., Ltd. (a)		895,976	4,858,034
Kakaopay Corp. (a)		137,512	6,375,710
Total IT Services			11,233,744

United Kingdom - 3.3%
IT Services - 3.3% (d)
Network International Holdings PLC (a)(f)		2,645,242	6,079,462
PayPoint PLC		929,027	6,355,685
Wise PLC - Class A (a)		1,930,409	6,988,565
Total IT Services			19,423,712

United States - 70.1%
Consumer Finance - 9.7%
American Express Co.		246,918	34,227,774
Discover Financial Services		186,355	17,625,456
Green Dot Corp. - Class A (a)		246,684	6,194,235
Total Consumer Finance			58,047,465
IT Services - 57.9% (d)
Affirm Holdings, Inc. (a)(b)		376,580	6,801,035
Block, Inc. (a)(b)		341,551	20,991,724
Boku, Inc. (a)(f)		5,199,972	6,519,825
Bread Financial Holdings, Inc. (b)		141,944	5,260,445
Cantaloupe, Inc. (a)		1,099,571	6,157,598
Euronet Worldwide, Inc. (a)		76,312	7,676,224
Evo Payments, Inc. - Class A (a)(b)		306,901	7,218,312
Fidelity National Information Services, Inc.		341,838	31,336,289
Fiserv, Inc. (a)(b)		361,618	32,173,153
FleetCor Technologies, Inc. (a)		61,724	12,968,830
Flywire Corp. (a)(b)		358,051	6,312,439
Global Payments, Inc.		178,526	19,752,117
I3 Verticals, Inc. - Class A (a)		286,080	7,157,722
International Money Express, Inc. (a)		330,590	6,767,177
Jack Henry & Associates, Inc. (b)		67,696	12,186,634
Marqeta, Inc. - Class A (a)(b)		827,705	6,712,688
MasterCard, Inc. - Class A		114,701	36,185,871
MoneyGram International, Inc. (a)(b)		687,089	6,870,890
Net 1 UEPS Technologies, Inc. (a)		492,089	2,529,337
Payoneer Global, Inc. (a)(b)		1,343,003	5,264,572
PayPal Holdings, Inc. (a)(b)		473,642	33,079,157
Remitly Global, Inc. (a)(b)		619,309	4,743,907
Shift4 Payments, Inc. - Class A (a)(b)		174,807	5,779,119
Visa, Inc. - Class A (b)		193,783	38,153,935
Western Union Co. (b)		536,533	8,836,699
WEX, Inc. (a)		57,584	8,957,767
Total IT Services			346,393,466
Software - 2.5%
ACI Worldwide, Inc. (a)		283,519	7,340,307
NCR Corp. (a)		247,803	7,709,152
Total Software			15,049,459
Total United States			419,490,390
TOTAL COMMON STOCKS (Cost $850,312,827)			587,008,809

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 19.6%
ETFMG Sit Ultra Short ETF (e)		900,000	43,816,500
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (c)		73,629,841	73,629,841
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $118,636,358)			117,446,341

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 1.29% (c)		11,615,646	11,615,646
TOTAL SHORT-TERM INVESTMENTS (Cost $11,615,646)			11,615,646

Total Investments (Cost $980,564,831) - 119.7%			716,070,796
Liabilities in Excess of Other Assets - (19.7)%			(118,023,796)
TOTAL NET ASSETS - 100.0%			$598,047,000

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)			All or a portion of this security was out on loan at June 30, 2022.
(c)			The rate shown is the annualized seven-day yield at period end.
(d)			As of June 30, 2022, the Fund had a significant portion of its assets invested in the IT Services Industry.
(e)			Affiliated Security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2022 is set forth below.
(f)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the market value of these securities total $66,561,426 which represents 11.13% of total net assets.

(g)			Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 44,779,500	$ -	$ -	$ -	$ (963,000)	$ -	$ 43,816,500	900,000

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

IPAY
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$587,008,809	$-	$-	(1)	$587,008,809
Short-Term Investments	11,615,646	-	-		11,615,646
ETFMG Sit Ultra Short ETF**	43,816,500	-	-		43,816,500
Investments Purchased with Securities Lending Collateral*	-	-	-		73,629,841
Total Investments in Securities	$642,440,955	$-	$-		$716,070,796

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.